UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oslo Asset Management ASA
Address: Fjordalleen 16, postbox 1423 Vika
         0115 oslo, Norway

13F File Number: 028-14170

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Petter Sogn
Title:   Chief Financial Officer
Phone:   47-24130071
Signature, Place, and Date of Signing:

    Petter Sogn   Oslo, Norway   October 9,2012

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total:  352,002



List of Other Included Managers:

No.  13F File Number    Name

FORM 13F INFORMATION TABLE
                                                         VALUE SHARES/   SH/ PUT/ INVESTMENT OTHER    VOUTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS      CUSIP  (X$1000) PRN AMT   PRN CALL  DSCRETN  MANAGERS   SOLE   SHARNONE
HALLIBURTON CO             COM             406216101     21669  643200 SH       SOLE                  643200
BAKER HUGHES INC           COM             057224107     22021  486878 SH       SOLE                  486878
NEWPARK RESOURCES INC      COM PAR $.01NEW 651718504     59284 8000600 SH       SOLE                 8000600
BP PLC-SPONS ADR           SPONSORED ADR   055622104     51243 1209706 SH       SOLE                 1209706
BALTIC TRADING LIMITED	   COM		   Y0553W103	  1039  321783 SH	SOLE		      321783
HESS CORP                  COM             42809H107     71711 1334900 SH       SOLE                 1334900
DENBURY RESOURCES INC      COM NEW         247916208     63219 3912074 SH       SOLE                 3912074
SCHLUMBERGER		   COM		   806857108	  5237 	 72400 sH       SOLE                   72400
NATURAL GAS SERVICES GROUP COM		   63886Q109      6268  419288 SH       SOLE                  419288
DAWSON GEOPHYSICAL	   cOM		   239359102	   290   11500 SH       SOLE                   11500
CONCHO RES INC		   COM             20605P101       872    9200 SH       SOLE                    9200
NEWFIELD EXPLORATION CO	   COM             651290108     49147 1569200 SH       SOLE                 1569200